Contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Contract assets	R$ 7,210,906	R$ 7,605,061
Current	283,896	284,616
Noncurrent	6,927,010	7,320,445
Power Distribution Service Concession [Member]
Disclosure of fair value measurement of assets [line items]
Contract assets	1,701,448	2,201,958
Power Transmission Concession [Member]
Disclosure of fair value measurement of assets [line items]
Contract assets	R$ 5,509,458	R$ 5,403,103